ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2017
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
14.	ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities as of December 31, 2016 and 2017 consist of the following:

in millions of $	As of December 31,
	2016	2017

Accrued wages and other employee welfare	14.9	18.9
Taxes payable	16.4	9.2
Pension (Note 28)	7.1	11.4
Restructuring charges (Note 4)	1.6	0.2
Accrued interest expense for bank borrowings	4.0	2.0
Accrued utility expenses	-	9.0
Accrued professional service fees	1.1	0.3
Accrued sales commission	0.4	0.0
Interest payable for long-term notes (Note 19)	0.9	1.5
Litigation accrual	0.2	-
Other accrued expenses and liabilities	34.1	13.6

	80.7	66.1